Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net revenue
Product sales to third parties	$ 6,936,519	$ 6,547,053	$ 17,569,303	$ 27,578,098
Product sales to related parties		17,735	63,985	285,874
Service revenue with third parties	2,295,604
Total net revenue	9,232,123	6,564,788	17,633,288	27,863,972
Cost of revenue
Cost of product sales - third parties	2,712,408	1,913,910	4,553,012	4,133,794
Cost of product sales - related parties		4,990	16,581	58,854
Total cost of revenue	2,712,408	1,918,900	4,569,593	4,192,648
Gross profit	6,519,715	4,645,888	13,063,695	23,671,324
Operating expenses:
Selling and marketing expenses	571,377	129,702	918,476	2,684,587
General and administrative expenses	2,158,983	2,838,872	4,951,022	5,253,734
Research and development expenses	815,811	417,738	979,944	596,297
Total operating expenses	3,546,171	3,386,312	6,849,442	8,534,618
Income from Operations	2,973,544	1,259,576	6,214,253	15,136,706
Other (expenses) income	(40,175)	32,776	(13,960)	68,202
Income before income taxes	2,933,369	1,292,352	6,200,293	15,204,908
Income tax expense	565,300	315,092	1,080,423	3,032,253
Net income	2,368,069	977,260	5,119,870	12,172,655
Net loss (income) attributable to non-controlling interests	16,862	54,467	64,681	(291,180)
Net income attributable to Jufeel International Group.	2,384,931	1,031,727	5,184,551	11,881,475
Other comprehensive income
Foreign currency translation (loss) gain, net of nil income taxes	(81,236)	(360,006)	(1,395,222)	1,074,283
Comprehensive income	2,286,833	617,254	3,724,648	13,246,938
Comprehensive loss (income) attributable to non-controlling interests	17,332	58,739	86,587	(312,747)
Comprehensive income attributable to Jufeel International Group	$ 2,304,165	$ 675,993	$ 3,811,235	$ 12,934,191
Earnings per share-basic and diluted	$ 0.09	$ 0.04	$ 0.18	$ 0.42
Weighted average number of common stock outstanding-basic and diluted	28,030,010	28,030,010	28,030,010	28,030,010